Derivatives (Tables)	12 Months Ended
Dec. 31, 2024
Derivatives [Abstract]
Hedging Derivates [text block table]
Value of Derivatives held as Fair Value Hedges [text block table]	Derivatives held as fair value hedges Dec 31, 2024 2024 Dec 31, 2023 2023 in € m. Assets Liabilities Nominalamount Fair Valuechanges usedfor hedgeeffectiveness Assets Liabilities Nominalamount Fair Valuechanges usedfor hedgeeffectiveness Derivatives held as fair value hedges 2,546 6,282 108,170 671 2,246 6,386 99,106 1,917 2024 2023 in € m. Hedgeineffectiveness Hedgeineffectiveness Result of fair value hedges 454 140
Fair Value Hedges [text block table]	Financial instruments designated as fair value hedges Dec 31, 2024 2024 Carrying amount of Financialinstruments designated as fairvalue hedges Accumulated amount offair value hedgeadjustments - Total Accumulated amount offair value hedgeadjustments - Terminatedhedge relationships Fair Valuechanges usedfor hedgeeffectiveness in € m. Assets Liabilities Assets Liabilities Assets Liabilities Financial assets at fair value throughother comprehensive income 17,305 0 (1,284) 0 1 0 (93) Bonds at amortized cost 1,949 0 (21) 0 (1) 0 (10) Long-term debt 0 73,946 0 (3,816) 0 (101) (194) Deposits 0 1,072 0 (162) 0 0 79 Loans at amortized cost 0 0 0 0 (1) 0 0 Dec 31, 2023 2023 Carrying amount of Financialinstruments designated as fairvalue hedges Accumulated amount offair value hedgeadjustments - Total Accumulated amount offair value hedgeadjustments - Terminatedhedge relationships Fair Valuechanges usedfor hedgeeffectiveness in € m. Assets Liabilities Assets Liabilities Assets Liabilities Financial assets at fair value throughother comprehensive income 13,468 0 (1,277) 0 49 0 486 Bonds at amortized cost 361 0 (12) 0 (23) 0 25 Long-term debt 0 71,769 0 (3,936) 0 (184) (2,274) Deposits 0 289 0 (93) 0 0 (14) Loans at amortized cost 0 0 (1) 0 0 0 0
Value of Derivatives held as Cash Flow Hedges [text block table]	Derivatives held as cash flow hedges Dec 31, 2024 2024 Dec 31, 2023 2023 in € m. Assets Liabilities Nominalamount Fair Valuechanges usedfor hedgeeffectiveness Assets Liabilities Nominalamount Fair Valuechanges usedfor hedgeeffectiveness Derivatives held as cash flow hedges 58 183 109,671 (229) 416 228 111,462 537
Cash Flow Hedge Balances [text block table]
Cash flow hedge balances
in € m.	Dec 31, 2024	Dec 31, 2023	Dec 31, 2022
Reported in Equity[1]	36	44	(790)
thereof relates to terminated programs	0	0	0
Gains (losses) posted to equity for the year ended	(242)	436	(819)
Gains (losses) removed from equity for the year ended	234	398	71
thereof relates to terminated programs	0	0	0
Changes of hedged item's value used for hedge effectiveness	(212)	434	(899)
Ineffectiveness recorded within P&L	13	101	16

[1] Reported in equity refers to accumulated other comprehensive income as presented in the Consolidated Balance Sheet.

Value of Derivatives held as Net Investment Hedges [text block table]	Derivatives held as net investment hedges Dec 31, 2024 2024 Dec 31, 2023 2023 in € m. Assets Liabilities Nominal amount Fair Valuechanges usedfor hedgeeffectiveness Assets Liabilities Nominal amount Fair Valuechanges usedfor hedgeeffectiveness Derivatives held as net investment hedges 189 1,595 45,517 (2,442) 736 157 42,751 317 2024 2023 in € m. Fair value changesrecognized inEquity1 Hedgeineffectiveness Fair value changesrecognized inEquity1 Hedgeineffectiveness Result of net investment hedges (2,384) (81) (169) (138) 1 Reported in equity refers to accumulated other comprehensive income as presented in the Consolidated Balance Sheet.
Profile of NIH hedging instruments [text block table]	Profile of derivatives held as net investment hedges in € m. Within 1 year 1–3 years 3–5 years Over 5 years As of December 31, 2024 Nominal amount Foreign exchange forwards 36,976 318 3 0 Nominal amount Foreign exchange swaps 7,990 230 0 0 Total 44,966 548 3 0 As of December 31, 2023 Nominal amount Foreign exchange forwards 33,347 85 18 0 Nominal amount Foreign exchange swaps 8,683 579 39 0 Total 42,030 664 57 0